OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2012
OTHER COMPREHENSIVE LOSS
OTHER COMPREHENSIVE LOSS

23. OTHER COMPREHENSIVE LOSS

        Other comprehensive (loss) income consisted of the following (dollars in millions):

	December 31,
	2012		2011		2010
	Accumulated loss	Loss	Accumulated loss	Loss	Loss
Foreign currency translation adjustments, net of tax of $7 and $11 as of December 31, 2012 and 2011, respectively	$268	$51	$217	$(79)	$23
Pension and other postretirement benefits adjustments, net of tax of $228 and $155 as of December 31, 2012 and 2011, respectively	(1,076)	(231)	(845)	(182)	(28)
Other comprehensive income (loss) of unconsolidated affiliates	7	(1)	8	1	—
Other, net	(3)	—	(3)	(2)	(2)

Total	(804)	(181)	(623)	(262)	(7)
Amounts attributable to noncontrolling interests	13	1	12	5	1

Amounts attributable to Huntsman International LLC	$(791)	$(180)	$(611)	$(257)	$(6)

        Items of other comprehensive loss of our Company and our consolidated affiliates have been recorded net of tax, with the exception of the foreign currency translation adjustments related to subsidiaries with earnings permanently reinvested. The tax effect is determined based upon the jurisdiction where the income or loss was recognized and is net of valuation allowances.